SCHEDULE OF STOCK WARRANT ACTIVITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding and exercisable, beginning balance	1,413,110	1,413,110	1,413,110
Weighted Average Exercise Price Per Warrant, Outstanding and exercisable, beginning balance	$ 6.14	$ 6.14	$ 6.14
Number of Warrants, Issued	1,214,766
Weighted Average Exercise Price Per Warrant, Issued	$ 1.72
Number of Warrants, Exercised
Number of Warrants, Expired and cancelled	131,678
Weighted Average Exercise Price Per Warrant, Expired and cancelled	$ 4.80
Number of Warrants, Outstanding and exercisable, ending balance	2,496,198	1,413,110	1,413,110	1,413,110
Weighted average exercise price, outstanding and exercisable, ending balance	$ 4.06	$ 6.14	$ 6.14	$ 6.14
Weighted Average Remaining Contract Term. Outstanding and exercisable	2 years 7 months 13 days	1 year 8 months 23 days	1 year 5 months 23 days
Weighted Average Remaining Contract Term. issued	4 years 5 months 15 days
Number of Warrants, Expired and cancelled	(131,678)
Preferred Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding and exercisable, beginning balance
Number of Warrants, Issued	258,144
Weighted Average Exercise Price Per Warrant, Issued	$ 0.001
Number of Warrants, Exercised
Number of Warrants, Expired and cancelled
Number of Warrants, Outstanding and exercisable, ending balance	258,144
Weighted average exercise price, outstanding and exercisable, ending balance	$ 0.001
Number of Warrants, Expired and cancelled
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding and exercisable, beginning balance	1,413,110	1,413,110	1,413,110	1,455,119
Weighted Average Exercise Price Per Warrant, Outstanding and exercisable, beginning balance	$ 6.14	$ 6.14	$ 6.14	$ 6.10
Number of Warrants, Issued				41,196
Weighted Average Exercise Price Per Warrant, Issued				$ 3.24
Number of Warrants, Exercised
Weighted average exercise price, warrants exercised
Number of Warrants, Expired and cancelled				(83,205)
Weighted Average Exercise Price Per Warrant, Expired and cancelled				$ 4.00
Number of Warrants, Outstanding and exercisable, ending balance			1,413,110	1,413,110
Weighted average exercise price, outstanding and exercisable, ending balance			$ 6.14	$ 6.14
Weighted Average Remaining Contract Term. Outstanding and exercisable			1 year 5 months 23 days	2 years 5 months 23 days
Number of Warrants, Expired and cancelled				83,205
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Remaining Contract Term. Outstanding and exercisable				2 years 5 months 23 days
Common Stock [Member] | Preferred Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible to Common Shares	2,429,523
Convertible to Common Shares	2,429,523